CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 457,732	$ 38,170	$ 101,094
Other comprehensive income/(loss)
Foreign currency translation income/(loss)	2,503	(3,753)	(6,592)
Total comprehensive income	460,235	34,417	94,502
Less: Comprehensive (income)/loss attributable to non-controlling interests	(1,384)	(110)	39
Total comprehensive income attributable to the Company	$ 458,851	$ 34,307	$ 94,541